Loans and advances to customers - By geographical location and age (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 882,921	€ 848,915	€ 790,470
Gross carrying amount | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	34,218
Gross carrying amount | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		36,280	32,573
Gross carrying amount | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	13,152
Gross carrying amount | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		11,724	11,141
Gross carrying amount | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,167
Gross carrying amount | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		4,977	4,664
Gross carrying amount | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,083
Gross carrying amount | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,521	2,551
Gross carrying amount | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,929
Gross carrying amount | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,128	2,175
Gross carrying amount | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	12,887
Gross carrying amount | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		14,930	12,042
Gross carrying amount | SPAIN | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	16,382
Gross carrying amount | SPAIN | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		18,200	13,347
Gross carrying amount | SPAIN | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	5,671
Gross carrying amount | SPAIN | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		6,012	4,845
Gross carrying amount | SPAIN | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	780
Gross carrying amount | SPAIN | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		938	508
Gross carrying amount | SPAIN | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	551
Gross carrying amount | SPAIN | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		793	360
Gross carrying amount | SPAIN | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	656
Gross carrying amount | SPAIN | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		814	625
Gross carrying amount | SPAIN | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	8,724
Gross carrying amount | SPAIN | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		9,643	7,009
Gross carrying amount | European Union (excluding Spain) | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	7,911
Gross carrying amount | European Union (excluding Spain) | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		8,747	9,224
Gross carrying amount | European Union (excluding Spain) | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,940
Gross carrying amount | European Union (excluding Spain) | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,023	2,648
Gross carrying amount | European Union (excluding Spain) | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,213
Gross carrying amount | European Union (excluding Spain) | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,526	1,783
Gross carrying amount | European Union (excluding Spain) | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	577
Gross carrying amount | European Union (excluding Spain) | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		811	877
Gross carrying amount | European Union (excluding Spain) | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	519
Gross carrying amount | European Union (excluding Spain) | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		558	654
Gross carrying amount | European Union (excluding Spain) | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,662
Gross carrying amount | European Union (excluding Spain) | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		3,829	3,262
Gross carrying amount | United States and Puerto Rico | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,676
Gross carrying amount | United States and Puerto Rico | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,146	1,979
Gross carrying amount | United States and Puerto Rico | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,906
Gross carrying amount | United States and Puerto Rico | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,221	805
Gross carrying amount | United States and Puerto Rico | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	531
Gross carrying amount | United States and Puerto Rico | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		641	833
Gross carrying amount | United States and Puerto Rico | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	30
Gross carrying amount | United States and Puerto Rico | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		42	38
Gross carrying amount | United States and Puerto Rico | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	31
Gross carrying amount | United States and Puerto Rico | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		50	61
Gross carrying amount | United States and Puerto Rico | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	178
Gross carrying amount | United States and Puerto Rico | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		192	242
Gross carrying amount | Other OECD countries | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,737
Gross carrying amount | Other OECD countries | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,758	2,859
Gross carrying amount | Other OECD countries | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,414
Gross carrying amount | Other OECD countries | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,523	1,601
Gross carrying amount | Other OECD countries | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	498
Gross carrying amount | Other OECD countries | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		563	481
Gross carrying amount | Other OECD countries | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	143
Gross carrying amount | Other OECD countries | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		166	145
Gross carrying amount | Other OECD countries | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	162
Gross carrying amount | Other OECD countries | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		128	158
Gross carrying amount | Other OECD countries | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	520
Gross carrying amount | Other OECD countries | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		378	474
Gross carrying amount | Latin America (non-OECD) | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,512
Gross carrying amount | Latin America (non-OECD) | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		4,429	5,164
Gross carrying amount | Latin America (non-OECD) | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,221
Gross carrying amount | Latin America (non-OECD) | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		945	1,242
Gross carrying amount | Latin America (non-OECD) | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,145
Gross carrying amount | Latin America (non-OECD) | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,309	1,059
Gross carrying amount | Latin America (non-OECD) | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	782
Gross carrying amount | Latin America (non-OECD) | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		709	1,131
Gross carrying amount | Latin America (non-OECD) | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	561
Gross carrying amount | Latin America (non-OECD) | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		578	677
Gross carrying amount | Latin America (non-OECD) | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 803
Gross carrying amount | Latin America (non-OECD) | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		€ 888	€ 1,055